First Trust Nasdaq Oil and Gas ETF Shareholder Fees	Mar. 31, 2026
First Trust Nasdaq Oil and Gas ETF | First Trust Nasdaq Oil and Gas ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%